Staff costs and average number of employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
The aggregate remuneration comprised:
Wages and salaries	$ 12,920	$ 9,532	$ 2,620
Social security costs	1,405	1,238	336
Pension costs	707	166	134
Share based compensation	22,915	165	122
Total staff costs	$ 37,947	$ 11,101	$ 3,212